Consolidated Statement of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement of Income and Other Comprehensive Income
Revenues	$ 468,526	$ 458,059	$ 462,486
Costs	(183,736)	(152,304)	(159,559)
Gross profit	284,790	305,755	302,927
Net loss from fair value adjustment of investment properties	(2,500)	(488,794)	(254,567)
General and administrative expenses	(68,639)	(71,149)	(100,070)
Selling expenses	(23,982)	(24,200)	(23,365)
Other operating results, net	(17,054)	(6,648)	(37,271)
Profit / (loss) from operations	172,615	(285,036)	(112,346)
Share of profit of associates and joint ventures	27,924	47,454	13,580
Profit / (loss) before financial results and income tax	200,539	(237,582)	(98,766)
Finance income	6,439	47,250	4,272
Finance costs	(45,351)	(68,380)	(71,876)
Other financial results	68,329	147,418	73,888
Inflation adjustment	11,342	(434)	74,193
Financial results, net	40,759	125,854	80,477
Profit / (loss) before income tax	241,298	(111,728)	(18,289)
Income tax expense	(45,180)	64,601	334,192
Profit / (loss) for the year	196,118	(47,127)	315,903
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive loss from subsidiaries and associates (i)	(802)	(5,319)	(5,282)
Revaluation deficit	0	0	(1,377)
Total other comprehensive loss for the year	(802)	(5,319)	(6,659)
Total comprehensive income / (loss) for the year	195,316	(52,446)	309,244
Profit / (loss) for the year attributable to:
Equity holders of the parent	195,182	(40,607)	312,051
Non-controlling interest	936	(6,520)	3,852
Total comprehensive profit / (loss) attributable to:
Equity holders of the parent	194,577	(45,649)	305,275
Non-controlling interest	$ 739	$ (6,797)	$ 3,969
Profit / (loss) per share attributable to equity holders of the parent: (ii)
Basic	$ 261.29	$ (54.73)	$ 417.18
Diluted	$ 238.90	$ (54.73)	$ 380.55